Wireless Licenses, Goodwill and Other Intangible Assets - Estimated Future Amortization Expense for Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 2,079
2019	1,787
2020	1,478
2021	1,227
2022	$ 1,024